Employee Benefit Plan, Description of Plan (Details) - EBP 001 - USD ($)	1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Feb. 11, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage							50.00%
EBP, Employer Contribution, Matching Percentage							100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage							6.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 50,000				$ 50,000	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%				50.00%	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount		$ 1,000				$ 1,000	$ 1,000
EBP Minimum Vested Balance for Loan Issuance		$ 2,000				2,000	$ 2,000
EBP Common Stock, Dividends, Per Share, Cash Paid		$ 0.56	$ 0.56	$ 0.56	$ 0.56		$ 2.24
Dividends							$ 12,205,342
EBP, Participant Immediate Vesting Percentage							100.00%
Qualified individual
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 100,000				$ 100,000	$ 100,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		100.00%				100.00%	100.00%
Common stock
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	25.00%					0.00%
Dividends							$ 1,147,841
Common stock | Cash and Cash Equivalents
EBP, Description of Plan [Line Items]
Dividends							$ 25,800
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate							4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate							9.50%